Offerings - Offering: 1	Aug. 15, 2025 USD ($) shares $ / shares
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	4,000,000
Proposed Maximum Offering Price per Unit | $ / shares	1.94
Maximum Aggregate Offering Price	$ 7,760,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,188.06
Offering Note
(1)
Pursuant to Rule 416(a), under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 also covers additional shares of the common stock, par value $0.001 per share (“Common Stock”), of Forian Inc. (the “Registrant”) that may be offered or issued by reason of certain corporate transactions or events, including any stock splits, stock dividends, recapitalization or any other similar transactions.

(2)	These shares are reserved for future issuance under the Forian Inc. 2020 Equity Incentive Plan.
(3)
Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) and (h) under the Securities Act based on the average of the high and low prices of the shares of Common Stock, as reported by Nasdaq on August 11, 2025.